Borrowings (Details Narrative)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Borrowings	€ 57,834,000	€ 53,363,000	€ 26,316,000
Carrying amount of other loans	€ 49,700,000
Interest rate	9.95%			9.95%
Annual basis	10.09%			10.09%
Twelve Month Rolling Revenue Covenant	€ 115,000,000
Minimum Revenue Covenant	64,000,000
Minimum Cash Covenant	€ 50,000,000
Default Interest Rate	10.00%			10.00%
Increased Principal Payment Percentage	8.00%			8.00%
Research and development expenses	€ 173,283,000	84,454,000	€ 38,022,000
Borrowings and other loans secured	€ 54,400,000	52,000,000.0
Arms' length interest rate	9.55%			9.55%
Fair value of borrowings and other loans	€ 4,200,000
Carrying amounts	4,700,000
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Minimum Revenue Covenant	103,750,000
Later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum Cash Covenant	35,000,000
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings	53,126,000	47,508,000
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Borrowings	54,100,000
Loan agreement [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings | $				$ 60,000,000.0
CIR [member]
IfrsStatementLineItems [Line Items]
Research and development expenses	4,700,000	5,900,000
CEPI [member]
IfrsStatementLineItems [Line Items]
Research and development expenses	€ 3,500,000	€ 1,300,000